Debt - Additional Information (Detail) $ in Millions			1 Months Ended			12 Months Ended
	May 06, 2021 USD ($)	May 06, 2021 NZD ($)	Jun. 30, 2021 USD ($)	Jan. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2021 USD ($) Tower	Dec. 31, 2021 NZD ($)	Dec. 31, 2020 USD ($) Tower	Dec. 31, 2019 USD ($) Tower	Dec. 31, 2021 NZD ($) Tower	Dec. 31, 2020 NZD ($) Tower	Oct. 31, 2020 USD ($)	Aug. 31, 2020 USD ($)	Dec. 31, 2019 NZD ($) Tower	Feb. 28, 2019 USD ($) Tower	May 02, 2017 USD ($)
Debt Instrument [Line Items]
Deferred financing costs						$ 4,597,000		$ 6,668,000
Debt, noncurrent						10,400,000
Proceeds from debt	$ 3,900,000					350,000,000		346,656,000	$ 214,471,000
Interest cost incurred and expensed						$ 54,600,000		47,300,000	47,100,000
Debt covenant compliance						the Company was in compliance with all of its debt covenants. Subsequent to December 31, 2021, the Company anticipates that it will not be in compliance with a covenant under the Bolivian Bond Debt; however, as discussed above, if the covenant is breached, NuevaTel will have a 90-day grace period in which to remedy the breach or seek a waiver from the bondholders. If NuevaTel is not able to remedy the breach or obtain a waiver, the bondholders will assemble following the 90-day grace period to determine the course of action regarding NuevaTel’s future obligations under the bonds.	the Company was in compliance with all of its debt covenants. Subsequent to December 31, 2021, the Company anticipates that it will not be in compliance with a covenant under the Bolivian Bond Debt; however, as discussed above, if the covenant is breached, NuevaTel will have a 90-day grace period in which to remedy the breach or seek a waiver from the bondholders. If NuevaTel is not able to remedy the breach or obtain a waiver, the bondholders will assemble following the 90-day grace period to determine the course of action regarding NuevaTel’s future obligations under the bonds.
Long-term Debt						$ 675,448,000		661,708,000
Debt instrument redemption price percentage	100.00%	100.00%
Unamortized debt discount						7,577,000		3,284,000
ROU assets obtained in exchange for new finance lease liabilities						319,000		1,822,000
Trilogy International South Pacific Holdings LLC [Member]
Debt Instrument [Line Items]
Equity Method Investment, Ownership Percentage	100.00%
Interest Expense
Debt Instrument [Line Items]
Amortization of deferred financing costs						3,900,000		$ 3,100,000	$ 2,100,000
Nueva Tel
Debt Instrument [Line Items]
Number of network towers covered under sale and lease back transaction | Tower								608			608
ROU assets obtained in exchange for new finance lease liabilities						$ 12,100,000
Nueva Tel | Tranche One
Debt Instrument [Line Items]
Number of network towers covered under sale and lease back transaction | Tower									574					574
Nueva Tel | Tranche Two
Debt Instrument [Line Items]
Number of network towers covered under sale and lease back transaction | Tower						34		34		34	34
Maximum | Two degree Capital Stock [Member] | Debt Covenant [Member]
Debt Instrument [Line Items]
Proceeds from Divestiture of Interest in Consolidated Subsidiaries							$ 150.0
Cash retained upon liquidity events	$ 150,000,000.0	$ 150.0
Maximum | Nueva Tel
Debt Instrument [Line Items]
Number of network towers available for sale under sale and lease back transaction | Tower															651
Triology LLC Due 2022 Notes
Debt Instrument [Line Items]
Aggregate principal amount of notes	350,000,000
Triology LLC Due 2022 Notes | Trilogy LLC
Debt Instrument [Line Items]
Aggregate principal amount of notes																$ 350,000,000
Debt stated interest rate						8.875%				8.875%
Notes issued, percentage of face value						99.506%				99.506%
Interest payment						semi-annually in arrears on May 1 and November 1	semi-annually in arrears on May 1 and November 1
Long-term Debt								$ 350,000,000
Trilogy International South Pacific LLC 2022 Notes | Nueva Tel
Debt Instrument [Line Items]
Debt covenant restriction						$ 75,000,000.0
2023 Senior Facilities Agreement | New Zealand | 2degrees
Debt Instrument [Line Items]
Borrowing capacity										$ 285.0					$ 194,800,000
Credit facilities agreement maturity date						Feb. 07, 2023	Feb. 07, 2023
Debt weighted average interest rate						3.42%				3.42%
Commitment fee rate						0.96%	0.96%
Commitment fee as a rate of the applicable margin on all undrawn and available commitments						40.00%	40.00%
Financial covenant requirement						maintain a total interest coverage ratio (as defined in the New Zealand 2023 Senior Facilities Agreement) of not less than 3.0; • maintain a net leverage ratio (as defined in the New Zealand 2023 Senior Facilities Agreement) of not greater than 2.50; and • ensure capital expenditures shall not exceed the aggregate of 110% of the agreed to annual capital expenditures (as defined in the New Zealand 2023 Senior Facilities Agreement) plus any capital expenditure funded by the issuance of new equity in any financial year.	maintain a total interest coverage ratio (as defined in the New Zealand 2023 Senior Facilities Agreement) of not less than 3.0; • maintain a net leverage ratio (as defined in the New Zealand 2023 Senior Facilities Agreement) of not greater than 2.50; and • ensure capital expenditures shall not exceed the aggregate of 110% of the agreed to annual capital expenditures (as defined in the New Zealand 2023 Senior Facilities Agreement) plus any capital expenditure funded by the issuance of new equity in any financial year.
Deferred financing costs						$ 1,400,000				$ 2.2
Long-term Debt						194,801,000		205,561,000
2023 Senior Facilities Agreement | New Zealand | 2degrees | Working Capital Facility
Debt Instrument [Line Items]
Borrowing capacity										20.0
Credit facility drawn						13,700,000				20.0
2023 Senior Facilities Agreement | New Zealand | 2degrees | Further investments
Debt Instrument [Line Items]
Borrowing capacity										30.0
Credit facility drawn						20,500,000				30.0
2023 Senior Facilities Agreement | New Zealand | 2degrees | Line Of Credit Available For Refinancing An Older Facility
Debt Instrument [Line Items]
Borrowing capacity										235.0
Credit facility drawn						$ 160,600,000				235.0
2023 Senior Facilities Agreement | New Zealand | 2degrees | Line of credit accordian future further investments
Debt Instrument [Line Items]
Borrowing capacity										$ 35.0
2023 Senior Facilities Agreement | New Zealand | Maximum | 2degrees | New Zealand Bank Bill Reference Rate
Debt Instrument [Line Items]
Variable interest rate						3.80%	3.80%
2023 Senior Facilities Agreement | New Zealand | Minimum | 2degrees | New Zealand Bank Bill Reference Rate
Debt Instrument [Line Items]
Variable interest rate						2.40%	2.40%
Bank Loan 2022 | Bolivia | Nueva Tel
Debt Instrument [Line Items]
Aggregate principal amount of notes								7,000,000.0
Debt stated interest rate						6.00%				6.00%
Debt, current						$ 1,800,000
Debt, noncurrent						$ 900,000
Debt repayment terms						The Bolivian 2022 Bank Loan is required to be repaid in quarterly installments which commenced in 2019 through 2022, with 25% of the principal amount to be repaid each year.	The Bolivian 2022 Bank Loan is required to be repaid in quarterly installments which commenced in 2019 through 2022, with 25% of the principal amount to be repaid each year.
Long-term Debt						$ 2,625,000		4,373,000
Bank Loan 2023 | Bolivia | Nueva Tel
Debt Instrument [Line Items]
Aggregate principal amount of notes						8,000,000.0
Debt, current						1,800,000
Debt, noncurrent						2,700,000
Proceeds from debt				$ 4,000,000.0	$ 4,000,000.0
Long-term Debt						$ 4,444,000		6,224,000
Bank Loan 2023 | Bolivia | Nueva Tel | Each of the final four years
Debt Instrument [Line Items]
Debt repayment percentage						22.25%				22.25%
Bank Loan 2023 | Bolivia | Nueva Tel | The First Year
Debt Instrument [Line Items]
Debt repayment percentage						11.00%				11.00%
Bank Loan 2023 | Bolivia | Nueva Tel | First 24 Months
Debt Instrument [Line Items]
Fixed rate on debt						7.00%				7.00%
Bank Loan 2023 | Bolivia | Nueva Tel | Tasa De Referencia | After First 24 Months
Debt Instrument [Line Items]
Variable interest rate						5.00%	5.00%
Tower Transaction Financing Obligation | Bolivia | Nueva Tel
Debt Instrument [Line Items]
Sale leaseback transaction, current portion of financing obligation						$ 200,000
Sale leaseback transaction, long-term portion of financing obligation						3,900,000
Long-term Debt						4,166,000		4,546,000
EIP Receivables Financing Obligation | New Zealand | 2degrees
Debt Instrument [Line Items]
Borrowing capacity						$ 31,100,000				$ 45.5
Credit facility drawn								15,100,000			$ 20.9
Variable interest rate						3.55%	3.55%
Debt weighted average interest rate						4.57%				4.57%
Commitment fee rate						0.70%	0.70%
Deferred financing costs									$ 400,000					$ 0.7
Long-term Debt						$ 26,788,000		15,053,000		$ 39.2
Bolivian Bond Debt | Bolivia | Nueva Tel
Debt Instrument [Line Items]
Debt, noncurrent								20,100,000					$ 24,200,000
Long-term Debt						20,114,000		20,114,000
2021 Senior Facilities Agreement | New Zealand | 2degrees
Debt Instrument [Line Items]
Borrowing capacity										250.0
Deferred financing costs						$ 1,000,000.0				$ 1.6
2021 Senior Facilities Agreement | New Zealand | Maximum | 2degrees | New Zealand Bank Bill Reference Rate
Debt Instrument [Line Items]
Variable interest rate						3.80%	3.80%
2021 Senior Facilities Agreement | New Zealand | Minimum | 2degrees | New Zealand Bank Bill Reference Rate
Debt Instrument [Line Items]
Variable interest rate						2.40%	2.40%
Bank Loan 2021 | Bolivia | Nueva Tel
Debt Instrument [Line Items]
Repayment of debt								8,300,000
Series A Bolivian Bond Debt | Bolivia | Nueva Tel
Debt Instrument [Line Items]
Debt stated interest rate						5.80%				5.80%
Maturity date						Aug. 31, 2025	Aug. 31, 2025
Repayment beginning date						Feb. 29, 2024	Feb. 29, 2024
Debt, noncurrent						$ 9,700,000
Separate Bank Loan | Bolivia | Nueva Tel
Debt Instrument [Line Items]
Repayment of debt								3,400,000
Series B Bolivian Bond Debt | Bolivia | Nueva Tel
Debt Instrument [Line Items]
Debt stated interest rate						6.50%				6.50%
Maturity date						Aug. 31, 2028	Aug. 31, 2028
Repayment beginning date						Sep. 30, 2025	Sep. 30, 2025
Series B Bolivian Bond Debt | Bolivia | Maximum | Nueva Tel
Debt Instrument [Line Items]
Borrowing capacity						$ 14,500,000
TISP 8.875% Notes
Debt Instrument [Line Items]
Aggregate principal amount of notes	$ 353,100,000
Debt stated interest rate	8.875%
Maturity date	May 15, 2023	May 15, 2023
Long-term Debt						367,707,000
Debt Instrument, Principal Amount	$ 1,000
Debt Instrument, Exchange Amount	1,020
Fees and expenses related to the debt offering	$ 8,900,000
Additional notes to be issued percent of outstanding	3.00%
Deferred finance costs and unamortized debt discount	$ 11,300,000
TISP 8.875% Notes | Current Debt Holders [Member]
Debt Instrument [Line Items]
Fees and expenses related to the debt offering	1,900,000
TISP 8.875% Notes | Third parties [Member]
Debt Instrument [Line Items]
Deferred financing costs	7,000,000.0
Fees and expenses related to the debt offering	7,000,000.0
TISP 8.875% Notes | Backstop Holders [Member]
Debt Instrument [Line Items]
Debt Instrument, Exchange Amount	1,000
Debt Conversion, Converted Instrument, Amount	$ 1,020
TISP 8.875% Notes | Long Term Debt And Financing Lease Liabilities
Debt Instrument [Line Items]
Increase in principal amount						10,700,000
TISP 8.875% Notes | Maximum
Debt Instrument [Line Items]
Number of days of notice required	60 days	60 days
TISP 8.875% Notes | Maximum | 2degrees Liquidity Event [Member]
Debt Instrument [Line Items]
Aggregate principal amount of notes	$ 10,700,000
TISP 8.875% Notes | Minimum
Debt Instrument [Line Items]
Number of days of notice required	30 days	30 days
Trilogy LLC 2022 Notes [Member]
Debt Instrument [Line Items]
Notes that were exchanged	$ 346,100,000
Unamortized debt discount	$ 2,400,000
TISP 10.0% Notes
Debt Instrument [Line Items]
Aggregate principal amount of notes												$ 51,000,000.0
Debt stated interest rate												10.00%
Deferred financing costs			$ 4,400,000
Debt, noncurrent												$ 50,000,000
Proceeds from debt						46,000,000.0
Long-term Debt						51,000,000		$ 50,000,000
Debt Discount rate			93.505%
Covenant restriction						$ 15,000,000.0
Debt Instrument, Principal Amount			$ 1,000
Debt instrument increase in principal amount			$20.00 per $1,000
Unamortized debt discount			$ 1,000,000.0
Percentage of Holders Consenting			100.00%
Debt instrument unamortized discount and deferred financing cost			$ 3,400,000
Debt instrument, increase in aggregate principal amount			$ 1,000,000.0